Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	RHYTHM PHARMACEUTICALS, INC.
Entity Central Index Key	0001649904
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	The Company is required in this Form 8-K to recast certain financial information included in its Annual Report on Form 10-K for the year ended December 31, 2017 (the "Form 10-K"), which predominately relates to the Company's adoption of ASU 2016-18. Other than for these updates, no other substantive changes have been made to the Form 10-K, which should be read in conjunction with this Form 8-K.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY